UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Matthew C. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Cutler Equity Fund

(DIVHX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Cutler Equity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/cutler/ . You can also request this information by contacting us at (800) 228-8537.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cutler Equity Fund	$104	0.97%

How did the Fund perform during the reporting period?

     In 1949, Benjamin Graham famously wrote the book on value investing. Warren Buffett has called Graham’s book, The Intelligent Investor, the “best book on investing ever written.” A generation of investors grew up devoted to Graham’s style of investing; value investing, where you seek to buy stocks at discounted valuations.

     One of the core tenets of Graham’s advice was differentiating investing and speculating. Investing involved “safety of principal and an adequate return.” In Cutler’s view, certain aspects of today’s market have speculative attributes. The frenzy over Artificial Intelligence and Cryptocurrency are based on huge potential for gains but offer few comforts of protecting principal. Graham believed that the real worth of a business was based upon fundamentals such as dividends, earnings, assets, and growth.

     Graham is also quoted as having said, “In the short-term the market is a voting machine, but in the long-run it is a weighing machine.” That is, investors will be rewarded in the long-run for their patience. This past fiscal year, ending June 30th, 2025, patient investors were well-rewarded. The Cutler Equity Fund had a total return of 14.79% for the period, while the S&P® 500 Index had a return of 15.16%.

     These market returns weren’t achieved without some volatility. In the 2nd Quarter of 2025, the S&P® 500 nearly entered a Bear Market on the heels of aggressive tariff policy. However, by quarter end tax reform helped to boost stocks back near all-time highs. Of note has been the broadening of the Artificial Intelligence rally, as stocks beyond just the Magnificent 7 have contributed to the market rally in 2025. This is a welcome development for value-focused investors like Cutler.

     We continue to manage the Cutler Equity Fund with a fundamentals-based philosophy. Cutler remains true to our dividend-focused style, seeking companies that have at least a 10-year track record of consistent payouts. We believe this approach helps investors manage risk, an investment objective Benjamin Graham would most surely support.

     Please find enclosed the Cutler Equity Fund annual report. As always, thank you for your continued trust in Cutler.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Cutler Equity Fund - $27,136
S&P 500® Index - $35,936
S&P 500® Value Index - $26,923

	Cutler Equity Fund	S&P 500® Index	S&P 500® Value Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,740	$10,399	$10,338
Jun-2017	$11,811	$12,260	$11,977
Jun-2018	$13,066	$14,023	$12,885
Jun-2019	$14,420	$15,483	$14,002
Jun-2020	$14,476	$16,645	$13,372
Jun-2021	$20,069	$23,436	$18,659
Jun-2022	$19,058	$20,948	$17,753
Jun-2023	$21,189	$25,053	$21,301
Jun-2024	$23,639	$31,204	$24,559
Jun-2025	$27,136	$35,936	$26,923

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cutler Equity Fund	14.79%	13.39%	10.50%
S&P 500® Index	15.16%	16.64%	13.65%
S&P 500® Value Index	9.63%	15.02%	10.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

  Net Assets$202,845,238
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers & recoupments)$1,464,014
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 21.9%
Financials 16.8%
Technology 13.5%
Consumer Staples 12.9%
Health Care 11.7%
Consumer Discretionary 9.4%
Energy 5.3%
Communications 3.6%
Utilities 2.4%
Materials 1.8%
Money Market Funds 0.8%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.8%
Materials	1.8%
Utilities	2.4%
Communications	3.6%
Energy	5.3%
Consumer Discretionary	9.4%
Health Care	11.7%
Consumer Staples	12.9%
Technology	13.5%
Financials	16.8%
Industrials	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	7.3%
Caterpillar, Inc.	5.8%
Walmart, Inc.	5.4%
BlackRock, Inc.	4.8%
Republic Services, Inc.	4.7%
Charles Schwab Corporation (The)	4.6%
RTX Corporation	4.4%
Deere & Company	4.2%
Home Depot, Inc. (The)	4.1%
McDonald's Corporation	3.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

Cutler Equity Fund (DIVHX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

  Additional information is available on the Fund's website (https://funddocs.filepoint.com/cutler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-DIVHX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has an audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Edward T. Alter. Mr. Alter is “independent” for purposes of this item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $15,500 and $14,500 with respect to the registrant’s fiscal years ended June 30, 2025 and June 30, 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,500 and $3,500 with respect to the fiscal years ended June 30, 2025 and June 30, 2024, respectively. The services comprising these fees are related to the preparation of the Funds’ federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	No non-audit fees were billed by the registrant’s principal accountant in either of the last two fiscal years for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

The Cutler Trust

CUTLER EQUITY FUND

ANNUAL FINANCIAL STATEMENTS AND

ADDITIONAL INFORMATION

June 30, 2025

CUTLER EQUITY FUND

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2025

COMMON STOCKS — 99.3%	Shares	Value
Communications — 3.6%
Cable & Satellite — 1.0%
Comcast Corporation - Class A	56,006	$1,998,854

Telecommunications — 2.6%
Verizon Communications, Inc.	123,762	5,355,182

Consumer Discretionary — 9.4%
Apparel & Textile Products — 1.6%
NIKE, Inc. - Class B	45,411	3,225,997

Leisure Facilities & Services — 3.7%
McDonald’s Corporation	25,309	7,394,531

Retail - Discretionary — 4.1%
Home Depot, Inc. (The)	22,925	8,405,222

Consumer Staples — 12.9%
Beverages — 1.9%
PepsiCo, Inc.	29,104	3,842,892

Household Products — 2.4%
Procter & Gamble Company (The)	30,141	4,802,064

Retail - Consumer Staples — 8.6%
Kroger Company (The)	92,488	6,634,164
Walmart, Inc.	111,433	10,895,919
		17,530,083
Energy — 5.3%
Oil & Gas Producers — 5.3%
Chevron Corporation	31,020	4,441,754
Exxon Mobil Corporation	57,719	6,222,108
		10,663,862
Financials — 16.8%
Asset Management — 9.4%
BlackRock, Inc.	9,307	9,765,370
Charles Schwab Corporation (The)	101,850	9,292,794
		19,058,164

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Value
Financials — 16.8% (Continued)
Banking — 7.4%
JPMorgan Chase & Company	23,428	$6,792,011
M&T Bank Corporation	20,581	3,992,508
PNC Financial Services Group, Inc. (The)	22,928	4,274,238
		15,058,757
Health Care — 11.7%
Biotech & Pharma — 4.8%
Johnson & Johnson	25,738	3,931,480
Merck & Company, Inc.	46,480	3,679,357
Pfizer, Inc.	88,106	2,135,689
		9,746,526
Health Care Facilities & Services — 2.3%
CVS Health Corporation	68,120	4,698,918

Medical Equipment & Devices — 4.6%
Becton, Dickinson and Company	22,715	3,912,659
Medtronic plc	62,608	5,457,539
		9,370,198
Industrials — 21.9%
Aerospace & Defense — 4.4%
RTX Corporation	60,455	8,827,639

Commercial Support Services — 4.7%
Republic Services, Inc.	38,950	9,605,460

Electrical Equipment — 2.8%
Carrier Global Corporation	78,143	5,719,286

Machinery — 10.0%
Caterpillar, Inc.	30,519	11,847,781
Deere & Company	16,553	8,417,035
		20,264,816
Materials — 1.8%
Chemicals — 1.8%
DuPont de Nemours, Inc.	51,770	3,550,904

Technology — 13.5%
Semiconductors — 3.1%
Texas Instruments, Inc.	29,797	6,186,453

Software — 7.3%
Microsoft Corporation	29,830	14,837,740

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Value
Technology — 13.5% (Continued)
Technology Services — 3.1%
International Business Machines Corporation	21,337	$6,289,721

Utilities — 2.4%
Electric Utilities — 2.4%
NextEra Energy, Inc.	70,808	4,915,492

Total Common Stocks (Cost $89,098,299)		$201,348,761

MONEY MARKET FUNDS — 0.8%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 4.24%(a) (Cost $1,741,422)	1,741,422	$1,741,422

Total Investments at Value — 100.1% (Cost $90,839,721)		$203,090,183

Liabilities in Excess of Other Assets — (0.1%)		(244,945)

Net Assets — 100.0%		$202,845,238

(a)	The rate shown is the 7-day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

CUTLER EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS
Investments in securities:
At cost	$90,839,721
At value (Note 2)	$203,090,183
Receivable for capital shares sold	32,499
Dividends receivable	133,954
Other assets	17,750
Total assets	203,274,386

LIABILITIES
Distributions payable	7,655
Payable for capital shares redeemed	251,983
Payable to Adviser (Note 3)	122,557
Payable to administrator (Note 3)	16,300
Other accrued expenses	30,653
Total liabilities	429,148

NET ASSETS	$202,845,238

NET ASSETS CONSIST OF:
Paid-in capital	$83,755,964
Distributable earnings	119,089,274
NET ASSETS	$202,845,238

Shares outstanding (unlimited number of shares authorized, no par value)	7,175,387

Net asset value, offering price and redemption price per share (Note 2)	$28.27

See accompanying notes to financial statements.

CUTLER EQUITY FUND

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2025

INVESTMENT INCOME
Dividend income	$4,737,889

EXPENSES
Investment advisory fees (Note 3)	1,490,029
Administration fees (Note 3)	202,164
Shareholder servicing fees (Note 4)	75,938
Registration and filing fees	33,414
Trustees’ fees and expenses (Note 3)	31,616
Legal fees	24,960
Insurance expense	23,352
Custody and bank service fees	21,726
Audit and tax services fees	19,432
Postage and supplies	14,049
Shareholder reporting expenses	12,572
Other expenses	16,818
Total expenses	1,966,070
Volutary Adviser refund of past investment advisory fees (Note 3)	(26,787)
Previous investment advisory fee reductions recouped by the Adviser (Note 3)	772
NET EXPENSES	1,940,055

NET INVESTMENT INCOME	2,797,834

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	10,360,982
Net change in unrealized appreciation (depreciation) on investments	14,490,985
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	24,851,967

NET INCREASE IN NET ASSETS FROM OPERATIONS	$27,649,801

See accompanying notes to financial statements.

CUTLER EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2025	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$2,797,834	$2,875,948
Net realized gains from investment transactions	10,360,982	9,441,851
Net change in unrealized appreciation (depreciation) on investments	14,490,985	7,973,431
Net increase in net assets from operations	27,649,801	20,291,230

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(10,881,855)	(12,929,439)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,372,241	12,674,768
Net asset value of shares issued in reinvestment of distributions to shareholders	10,851,895	12,889,634
Payments for shares redeemed	(30,943,430)	(22,241,217)
Net increase (decrease) in net assets from capital share transactions	(6,719,294)	3,323,185

TOTAL INCREASE IN NET ASSETS	10,048,652	10,684,976

NET ASSETS
Beginning of year	192,796,586	182,111,610
End of year	$202,845,238	$192,796,586

CAPITAL SHARE ACTIVITY
Shares sold	494,775	503,748
Shares reinvested	396,784	522,817
Shares redeemed	(1,132,016)	(889,854)
Net increase (decrease) in shares outstanding	(240,457)	136,711
Shares outstanding at beginning of year	7,415,844	7,279,133
Shares outstanding at end of year	7,175,387	7,415,844

See accompanying notes to financial statements.

CUTLER EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Years Ended June 30,
	2025		2024		2023	2022	2021(a)
Net asset value at beginning of year	$26.00		$25.02		$22.89	$26.11	$19.90

Income (loss) from investment operations:
Net investment income	0.39		0.39		0.37	0.33	0.32
Net realized and unrealized gains (losses) on investments	3.39		2.38		2.16	(1.46)	7.17
Total from investment operations	3.78		2.77		2.53	(1.13)	7.49

Less distributions from:
Net investment income	(0.39)		(0.39)		(0.37)	(0.32)	(0.32)
Net realized gains	(1.12)		(1.40)		(0.03)	(1.77)	(0.96)
Total distributions	(1.51)		(1.79)		(0.40)	(2.09)	(1.28)

Net asset value at end of year	$28.27		$26.00		$25.02	$22.89	$26.11

Total return(b)	14.79%		11.57%		11.18%	(5.04%)	38.64%

Net assets at end of year (000’s)	$202,845		$192,797		$182,112	$175,816	$193,953

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.99%		0.99%		0.99%	0.99%	1.02%
Ratio of net expenses to average net assets(c)	0.99	%(d)	0.99	%(e)	0.99%	0.99%	1.04%
Ratio of net investment income to average net assets(c)	1.39	%(d)	1.52	%(e)	1.53%	1.26%	1.36%
Portfolio turnover rate	1%		6%		7%	1%	7%

(a)	Effective October 28, 2020, all existing shares of the Fund converted from Class II shares (Note 1).
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees for the year ended June 30, 2024 and would have been higher for the years ended June 30, 2025, and 2021 had the Adviser not recouped prior year fee reductions (Note 3).
(c)	Ratio was determined after investment advisory fee reductions and/or recoupments of previous investment advisory fee reductions for the years ended June 30, 2025, 2024, 2023, 2022 and 2021 (Note 3).
(d)	Ratio excludes the voluntary refund from the Adviser in the amount of $26,787, otherwise the net expenses and net investment income to average net assets would have been 0.97% and 1.41%, respectively (Note 3).
(e)	Ratio excludes the voluntary refund from the Adviser in the amount of $54,075, otherwise the net expenses and the net investment income to average net assets ratios would have been 0.96% and 1.55%, respectively (Note 3).

See accompanying notes to financial statements.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1. Organization

The Cutler Equity Fund (the “Fund”) is a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

The Fund seeks current income and long-term capital appreciation.

The Fund currently offers one class of shares, which prior to October 28, 2021 were known as Class II Shares. The current shares are sold without any sales loads but are subject to a shareholder service plan fee of up to 0.15% of the Fund’s average daily net assets.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Cutler Investment Counsel, LLC (“the Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

New Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities Valuation — The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies.

The Fund values securities at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its NAV. In instances where the Adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Fund.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of June 30, 2025 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$201,348,761	$—	$—	$201,348,761
Money Market Funds	1,741,422	—	—	1,741,422
Total	$203,090,183	$—	$—	$203,090,183

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. There were no derivatives or Level 3 securities held by the Fund as of or during the year ended June 30, 2025.

Share Valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is recorded as earned. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Fund during the years ended June 30, 2025 and 2024 was as follows:

Year Ended	Ordinary Income	Long-term Capital Gains	Total Distributions*
6/30/2025	$2,804,880	$8,074,836	$10,879,716
6/30/2024	$2,868,828	$10,062,153	$12,930,981

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distribution payables and reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

Federal Income Tax — The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2025:

Tax cost of investments	$90,839,721
Gross unrealized appreciation	$115,205,770
Gross unrealized depreciation	(2,955,308)
Net unrealized appreciation on investments	112,250,462
Undistributed ordinary income	54,933
Undistributed long-term gains	6,791,534
Distributions payable	(7,655)
Distributable earnings	$119,089,274

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Additionally, GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended June 30, 2025, no such reclassifications were made.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Therefore, no tax expense (including interest and penalties) was recorded in the current year and no adjustments were made to prior periods.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended June 30, 2025, the Fund did not incur any interest or penalties.

3. Transactions with Related Parties

Investment Adviser — Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

In connection with the execution of the Investment Advisory Agreement, the Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until October 31, 2025, to reduce its advisory fees and to pay the ordinary operating expenses to at least the extent necessary to limit annual ordinary operating expenses to 0.99% of the Fund’s average daily net assets. Ordinary operating expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the ordinary operating expenses to exceed the foregoing expense limitation or any expense limitation in place at the time of repayment and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the year ended June 30, 2025, the Advisor recouped $772 of prior years’ management fee reductions and expense reimbursements. In response to changes concerning the corporate ownership structure of the Adviser, the Adviser previously agreed to refund a portion of the investment advisory fees paid by the Fund. For the years ended June 30, 2025 and 2024 the Adviser repaid $26,787 and $54,075, respectively. These amounts cannot be recovered by the Adviser.

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out of-pocket

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,250 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. Additionally, the Chairman of the Audit Committee receives from the Trust an additional annual retainer of $5,000.

4. Shareholder Service Plan

The Fund may pay shareholder servicing fees not to exceed 0.15% per annum of the Fund’s average daily net assets, and of this amount, the Board has authorized the actual expenditure of shareholder servicing fees up to 0.05% per annum of the Fund’s average daily net assets. These fees may be paid to compensate intermediaries and other entities for the performance of administrative, non-distribution related shareholder services. During the year ended June 30, 2025, the Fund incurred $75,938 of shareholder services fees.

5. Securities Transactions

During the year ended June 30, 2025, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $2,669,816 and $18,957,201, respectively.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

CUTLER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CUTLER EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Cutler Equity Fund and

Board of Trustees of The Cutler Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Cutler Equity Fund (the “Fund”), a series of The Cutler Trust, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 27, 2025

CUTLER EQUITY FUND

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2025, the Fund designated $8,074,836 as long-term capital gain distribution.

Qualified Dividend Income – For the fiscal year ended June 30, 2025, the Fund designated 100% of ordinary income distributions, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividends that qualify under tax law. For the fiscal year ended June 30, 2025, 100% of ordinary income dividends paid by the Fund qualifies for the corporate dividends received deduction.

CUTLER EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting of the Board of Trustees (the “Board”) of The Cutler Trust (the “Trust”) held on April 23, 2025, the Trustees, including those Trustees who are not parties to the investment advisory agreement or “interested persons” (as defined by the Investment Company Act of 1940 Act, as amended, the “1940 Act”) of any such party (the “Independent Trustees”) voting separately, reviewed and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) with Cutler Investment Counsel, LLC (“Cutler” or the “Adviser”) on behalf of the Cutler Equity Fund (the “Fund”) for an additional one year period. Approval of the Advisory Agreement took place at a meeting held in person at the offices of the Adviser located at 10655 NE 4th Street, Suite 800, Bellevue, Washington, at which time all of the Trustees, including all Independent Trustees, were present.

The Independent Trustees were advised by their counsel of their fiduciary obligations in approving the Advisory Agreement, which included a review of applicable case law, recent SEC pronouncements and the legal framework set forth in Gartenberg v. Merrill Lynch Asset Management. In connection with the approval, the Independent Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement and to determine whether the Advisory Agreement continues to be in the best interests of the Fund and its shareholders. The Independent Trustees’ review included, but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) whether and how the Board relied on comparisons of services to be rendered to and fees to be paid by the Fund with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser; and (7) any benefits derived or to be derived by the Adviser from its relationship with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or the Adviser in return for allocating brokerage.

CUTLER EQUITY FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board noted that under the terms of the Advisory Agreement, Cutler is entitled to receive an annual fee from the Fund equal to 0.75% of the Fund’s average daily net assets. For such compensation, Cutler, at its expense, pays the salaries, expenses and fees of the officers, Trustees and employees of the Trust who are officers, directors, members or employees of Cutler. Additionally, Cutler continuously furnishes an investment program for the Fund, makes investment decisions on behalf of the Fund, and places all orders for the purchase and sale of portfolio securities, subject to the Fund’s investment objectives, policies, and restrictions and such policies as the Trustees may determine. The Board also noted that Cutler has contractually agreed to reduce its fees and/or waive expenses of the Fund, until at least October 31, 2025, so that the total annual operating expenses (exclusive of brokerage fees and commissions, taxes, interest, acquired fund fees and expenses and extraordinary expenses) of the Fund do not exceed 0.99% of the Fund’s average daily net assets. Any waiver or reimbursement by Cutler is subject to possible recoupment from the Fund in future years, within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of: (1) the expense cap limitation at time of waiver; or (2) the expense cap limitation at the time of recoupment.

The Adviser provided the Board members with information to assist them in their deliberations, which included responses and supporting materials pursuant to the request for information in connection with the approval of the Advisory Agreement between the Trust and the Adviser in accordance with Section 15(c) of the 1940 Act. The Board also noted its ongoing review of various materials provided by the Adviser on a quarterly basis. The Independent Trustees, in consultation with their counsel, concluded that the materials presented by the Adviser were sufficient to make an informed decision about the approval of the continuance of the Advisory Agreement.

The Independent Trustees were advised by their counsel throughout the process. It was reported that no single factor was considered in isolation or considered to be determinative to the decision of the Independent Trustees to approve the continuance of the Advisory Agreement. Instead, the Independent Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of not only the Fund, but also its shareholders, to approve the continuance of the Advisory Agreement for an additional one-year period. The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the approval of the Advisory Agreement.

Nature, Extent and Quality of the Services Provided by the Adviser. The Independent Trustees reviewed the services being provided to the Fund by the Adviser and considered such services with respect to the responsibilities and compensation of the Adviser under the Advisory Agreement. The Independent Trustees reviewed the background and experience of the Adviser’s key investment and operations personnel, noting the collective experience and longevity of such personnel. They noted that the Adviser has had no significant turnover and continues to provide experienced professionals to effectively manage the investments and operations of the Fund and the Adviser. The Independent Trustees reviewed the services provided by the Adviser to the Fund which include: (1) investing the Fund’s assets in accordance with the Fund’s investment objective and investment policies; (2)

CUTLER EQUITY FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that the Adviser effects on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund. The Independent Trustees also discussed and considered the quality of administrative and other services provided by the Adviser to the Fund, the Adviser’s and the Trust’s compliance programs, and the Adviser’s role in coordinating such services and programs. Additionally, the Independent Trustees made note of the Adviser’s distribution and marketing services provided at the Fund level, as well as the investment in additional personnel resources to promote the Fund’s growth. The Trustees reviewed the Adviser’s E&O insurance coverage and determined that such coverage was appropriate. The Trustees considered the Adviser’s balance sheet, income statement and growth in assets under management across the Adviser’s various business offerings, noting no concerns. The Trustees noted no changes in control of the Adviser since the last approval of the Advisory Agreement. After reviewing and discussing the foregoing information, the Independent Trustees concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund are a benefit to the Fund and its shareholders.

Fund and Adviser Investment Performance. The Independent Trustees noted the review, analysis and discussion which took place during the Board Meeting regarding both Adviser and Fund performance. The Independent Trustees stated that their review had encompassed the Fund’s performance over various time periods compared to its benchmark index and an Equity Fund Peer Group and had considered management’s discussion of the Fund’s performance as well as the Fund’s investment strategies. After further review and consideration of the information provided to them, the Independent Trustees determined that the Fund’s overall performance had been satisfactory and compared favorably in relation to the returns of the relevant securities index and other similarly situated mutual funds. The Independent Trustees considered the consistency of the Adviser’s investment strategy and management of the Fund with the Fund’s investment objective and policies and recent outperformance.

Costs of the Services Provided and Profits Realized by the Adviser. The Independent Trustees evaluated the Adviser’s staffing, personnel, and operations; the financial condition of the Adviser and the level of commitment to the Fund by the principals of the Adviser; the asset levels of the Fund; and the overall fees and expenses of the Fund. The Independent Trustees considered the profitability of the Adviser with respect to its Fund management. The Independent Trustees concluded that the Adviser’s profitability was reasonable given the quality and scope of services that the Adviser had provided and the overall Fund investment performance. After a full discussion and review of the information offered, the Independent Trustees determined that the advisory fee payable under the Advisory Agreement was fair, reasonable, and not excessive when considered in light of all relevant factors, including the services provided to the Fund by the Adviser and other services provided by the Adviser to the Fund’s shareholders. The Independent Trustees reviewed the financial information of the Adviser, noting no concerns. They also considered the Adviser’s representation that no material changes have occurred to the Adviser’s financial condition or control since the date of the financial statements. The Independent Trustees concluded that the Adviser has adequate financial resources, across various business lines, to

CUTLER EQUITY FUND

ADDITIONAL INFORMATION (Unaudited) (Continued)

continue serving as the Fund’s investment adviser. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received from managing the Fund and any other benefits reported on the 15(c) response, noting no concerns. After a full discussion and consideration of the foregoing, the Independent Trustees concluded that the fees paid by the Fund to the Adviser continue to be reasonable in view of the quality of the services received by the Fund from the Adviser.

Economies of Scale. The Independent Trustees also concluded that, based on the Fund’s current asset level, the extent to which economies of scale would be realized as the Fund grew is premature and not relevant to their consideration whether to approve the continuance of the Advisory Agreement with the Adviser. After further discussion, it was the determination of the Independent Trustees there are not sufficient economies of scale to require fee breakpoints at the present time.

Other Benefits. Regarding this factor, the Independent Trustees noted that the Trust did not have any soft dollar arrangements with broker-dealers that would otherwise benefit the Adviser. The Independent Trustees also considered other benefits the Adviser may have received from its management of the Fund and determined that the Adviser would not receive additional material financial benefits from services rendered to the Fund.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Board continued the Advisory Agreement, concluding that (1) based on the Fund’s performance, risk characteristics and effectiveness in achieving its stated objective, the Advisor had provided quality advisory services; (2) the Advisor has the financial resources and personnel to continue to provide quality advisory services to the Trust; (3) the advisory fees and the total expenses of the Fund are reasonable; (4) the continuance of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Proxy Voting Information

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to securities held in the Fund’s portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at www.sec.gov.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics is filed herewith

(a)(2)	Not applicable

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President and Principal Executive Officer

Date	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President and Principal Executive Officer

Date	September 5, 2025

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer and Principal Financial Officer

Date	September 5, 2025

*	Print the name and title of each signing officer under his or her signature.